PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Pension Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 1,546
2020	1,554
2021	1,580
2022	1,619
2023	1,656
2024-2028	8,596
Total	16,551
Other Postretirement Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	133
2020	129
2021	129
2022	125
2023	120
2024-2028	519
Total	$ 1,155